CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common stock Over-allotment option	Common stock	Additional Paid-in Capital Over-allotment option	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit) Over-allotment option	Retained Earnings (Accumulated Deficit)	Over-allotment option	Total
Balance at beginning of period at Jan. 22, 2018		$ 0		$ 0		$ 0		$ 0
Balance at beginning of period (in shares) at Jan. 22, 2018		0
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption		$ (2,283)		(230,591,129)				(230,593,412)
Common stock subject to possible redemption (in shares)		(22,831,030)
Net income (loss)						1,913,035		1,913,035
Balance at end of period at Dec. 31, 2018	$ 681	$ 681	$ 3,086,285	3,086,285	$ 1,913,035	1,913,035	$ 5,000,001	$ 5,000,001
Balance at end of period (in shares) at Dec. 31, 2018	6,808,970	6,808,970						6,808,970
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption		$ (8)		(809,783)				$ (809,791)
Common stock subject to possible redemption (in shares)		(80,177)
Net income (loss)						809,791		809,791
Balance at end of period at Mar. 31, 2019		$ 673		2,276,502		2,722,826		5,000,001
Balance at end of period (in shares) at Mar. 31, 2019		6,728,793
Balance at beginning of period at Dec. 31, 2018	$ 681	$ 681	$ 3,086,285	3,086,285	$ 1,913,035	1,913,035	$ 5,000,001	$ 5,000,001
Balance at beginning of period (in shares) at Dec. 31, 2018	6,808,970	6,808,970						6,808,970
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption		$ 28		1,913,007		(4,643,494)		$ (2,730,459)
Common stock subject to possible redemption (in shares)		278,889
Net income (loss)						2,730,459		2,730,459
Balance at end of period at Dec. 31, 2019		$ 709		4,999,292				$ 5,000,001
Balance at end of period (in shares) at Dec. 31, 2019		7,087,859						7,087,859
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common stock subject to possible redemption		$ 4		(4)		124,540		$ 124,540
Common stock subject to possible redemption (in shares)		42,553
Net income (loss)						$ (124,540)		(124,540)
Balance at end of period at Mar. 31, 2020		$ 713		$ 4,999,288				$ 5,000,001
Balance at end of period (in shares) at Mar. 31, 2020		7,130,412						7,130,412